Revenues (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Statement Line Items [Line Items]
Revenue	$ 144	$ 121	$ 436
MUSE system and related equipment [Member]
Statement Line Items [Line Items]
Revenue		21	44
Miniature camera and related equipment [Member]
Statement Line Items [Line Items]
Revenue	59	100	175
Development and other services [Member]
Statement Line Items [Line Items]
Revenue	$ 85		$ 217